Debt - Credit Facilities - Schedule (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt principal	$ 6,177,000,000	$ 6,759,000,000
Line of Credit | Senior credit facilities
Debt Instrument [Line Items]
Total debt principal	5,662,000,000
Line of Credit | $400 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	400,000,000
Total debt principal	138,000,000
Book value of collateral vessels	$ 142,000,000
Line of Credit | $400 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Line of Credit | $2,000 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Total debt principal	912,000,000
Book value of collateral vessels	$ 548,000,000
Line of Credit | $2,000 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Line of Credit | $440 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 440,000,000
Total debt principal	66,000,000
Book value of collateral vessels	$ 54,000,000
Line of Credit | $440 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.25%
Line of Credit | $1,450 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,450,000,000
Total debt principal	329,000,000
Book value of collateral vessels	$ 79,000,000
Line of Credit | $1,450 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.35%
Line of Credit | $1,450 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Line of Credit | $360 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 360,000,000
Total debt principal	117,000,000
Book value of collateral vessels	$ 183,000,000
Line of Credit | $360 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.75%
Line of Credit | $300 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000
Total debt principal	147,000,000
Book value of collateral vessels	$ 97,000,000
Line of Credit | $300 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Line of Credit | $1,750 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,750,000,000
Total debt principal	894,000,000
Book value of collateral vessels	$ 8,000,000
Line of Credit | $1,750 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Line of Credit | $1,750 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.90%
Line of Credit | $450 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Total debt principal	270,000,000
Book value of collateral vessels	$ 0
Line of Credit | $450 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Line of Credit | $1,500 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,500,000,000
Total debt principal	1,146,000,000
Book value of collateral vessels	$ 206,000,000
Line of Credit | $1,500 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.70%
Line of Credit | $1,500 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.78%
Line of Credit | $1,350 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,350,000,000
Total debt principal	961,000,000
Book value of collateral vessels	$ 55,000,000
Line of Credit | $1,350 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Line of Credit | $950 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 950,000,000
Total debt principal	577,000,000
Book value of collateral vessels	$ 51,000,000
Line of Credit | $950 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Line of Credit | $950 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.42%
Line of Credit | $450 million facility (2015)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Total debt principal	105,000,000
Book value of collateral vessels	$ 82,000,000
Line of Credit | $450 million facility (2015) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.85%
Line of Credit | ACE Facility
Debt Instrument [Line Items]
Total debt principal	$ 359,000,000
Line of Credit | ACE Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.50%
Line of Credit | ACE Facility | $400 million facility
Debt Instrument [Line Items]
Total debt principal	$ 17,000,000
Line of Credit | ACE Facility | $2,000 million facility
Debt Instrument [Line Items]
Total debt principal	80,000,000
Line of Credit | ACE Facility | $440 million facility
Debt Instrument [Line Items]
Total debt principal	6,000,000
Line of Credit | ACE Facility | $1,450 million facility
Debt Instrument [Line Items]
Total debt principal	13,000,000
Line of Credit | ACE Facility | $360 million facility
Debt Instrument [Line Items]
Total debt principal	18,000,000
Line of Credit | ACE Facility | $300 million facility
Debt Instrument [Line Items]
Total debt principal	6,000,000
Line of Credit | ACE Facility | $1,750 million facility
Debt Instrument [Line Items]
Total debt principal	70,000,000
Line of Credit | ACE Facility | $450 million facility
Debt Instrument [Line Items]
Total debt principal	24,000,000
Line of Credit | ACE Facility | $1,500 million facility
Debt Instrument [Line Items]
Total debt principal	40,000,000
Line of Credit | ACE Facility | $1,350 million facility
Debt Instrument [Line Items]
Total debt principal	38,000,000
Line of Credit | ACE Facility | $950 million facility
Debt Instrument [Line Items]
Total debt principal	38,000,000
Line of Credit | ACE Facility | $450 million facility (2015)
Debt Instrument [Line Items]
Total debt principal	9,000,000
Line of Credit | Main Facility | $400 million facility
Debt Instrument [Line Items]
Total debt principal	121,000,000
Line of Credit | Main Facility | $2,000 million facility
Debt Instrument [Line Items]
Total debt principal	832,000,000
Line of Credit | Main Facility | $440 million facility
Debt Instrument [Line Items]
Total debt principal	60,000,000
Line of Credit | Main Facility | $1,450 million facility
Debt Instrument [Line Items]
Total debt principal	316,000,000
Line of Credit | Main Facility | $360 million facility
Debt Instrument [Line Items]
Total debt principal	99,000,000
Line of Credit | Main Facility | $300 million facility
Debt Instrument [Line Items]
Total debt principal	141,000,000
Line of Credit | Main Facility | $1,750 million facility
Debt Instrument [Line Items]
Total debt principal	824,000,000
Line of Credit | Main Facility | $450 million facility
Debt Instrument [Line Items]
Total debt principal	246,000,000
Line of Credit | Main Facility | $1,500 million facility
Debt Instrument [Line Items]
Total debt principal	1,106,000,000
Line of Credit | Main Facility | $1,350 million facility
Debt Instrument [Line Items]
Total debt principal	923,000,000
Line of Credit | Main Facility | $950 million facility
Debt Instrument [Line Items]
Total debt principal	539,000,000
Line of Credit | Main Facility | $450 million facility (2015)
Debt Instrument [Line Items]
Total debt principal	$ 96,000,000